Restatement (Tables)	12 Months Ended
Dec. 31, 2023
Restatement [Abstract]
Schedule of Restatement Adjustments of Financial Statements	The impact of the restatement adjustments to the specific line items presented in the unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2023 is summarized below. There is no tax and cash flow impact related to the correction.
	As of June 30, 2023
Unaudited Condensed Consolidated Balance Sheets	As previously report	Restatement adjustment	As Restated
Additional paid in capital	$98,689,295	$(34,020,000)	$64,669,295
Accumulated deficit	(93,056,277)	34,020,000	(59,036,277)

Schedule of Comprehensive Loss
	For the Six Months Ended June 30, 2023
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss	As previously report	Restatement adjustment	As Restated
General and Administrative Expenses	$39,559,187	$(34,020,000)	$5,539,187
Total Operating Expense	41,119,012	(34,020,000)	7,099,012
Loss from Operations	(41,025,421	34,020,000	(7,005,421)
Loss Before Income Taxes	(45,663,806)	34,020,000	(11,643,806)
Net Loss	(45,663,858)	34,020,000	(11,643,858)
Net Loss Attributable to ReTo Eco-Solutions, Inc.	(45,239,743)	34,020,000	(11,219,743)
Comprehensive Loss	(45,405,805)	34,020,000	(11,385,805)
Comprehensive Loss Attributable to ReTo Eco-Solutions, Inc	(45,070,882)	34,020,000	(11,050,882)
Loss Per Share – basic and diluted	(8.32)	6.3	(2.1)